OMB APPROVAL
                                                 OMB Number:       3235-0570
                                                 Expires:  August 31, 2010
                                                 Estimated average burden
                                                 hours per response.....18.9



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08448

                          Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2007 through May 31, 2008


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------









--------------------------------------------------------------------------------

                                     PIONEER
                                  ------------
                                    EMERGING
                                     MARKETS
                                      FUND

                                      PEMFX
                                  Ticker Symbol


                                   Semiannual
                                     Report

                                     5/31/08


                               [Logo]PIONEER
                                     Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                    2

Portfolio Management Discussion                                          4

Portfolio Summary                                                        9

Prices and Distributions                                                10

Performance Update                                                      11

Comparing Ongoing Fund Expenses                                         16

Schedule of Investments                                                 18

Financial Statements                                                    30

Notes to Financial Statements                                           39

Approval of Investment Advisory Agreement                               50

Trustees, Officers and Service Providers                                55

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They are particularly useful guides to keep in mind today, at a time when markets around the globe are being buffeted by problems in the financial and real estate industries and by concerns about a slowing economy.

After an extended period of steady economic growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Investors in subprime mortgages were forced to mark down the value of their assets, imperiling leveraged balance sheets. The ensuing credit crunch forced central banks in the United States and Europe to assume the role of "lender of last resort" to keep credit markets functioning. Conditions worsened in the first quarter of 2008, as falling prices, margin calls and deleveraging continued, and while the auction rate preferred market seized up. The U.S. Federal Reserve expanded its lender-of-last-resort role to include lending to primary dealers and continued to cut interest rates. By then, recession talk was widespread as concern grew that falling home prices, rising unemployment, sharply rising food and energy prices, and disruptions in financial markets posed a significant threat to economic growth.

Markets reacted poorly to the developments leading up to the near failure of Bear Stearns, with fixed-income credit spreads (the difference in rates between corporate and U.S. government bonds) widening dramatically and stock markets declining, wiping out the positive returns markets had delivered in the preceding calendar year. Treasury bond prices rose as the market underwent a flight to quality. In the eleven weeks between the Bear Stearns event and the end of May 2008, though, there were no further market crises, recession fears faded in light of positive economic news, and stock markets rallied, recouping some of their first-quarter losses, while Treasury bond prices fell back.

The Dow Jones Industrial Average and Standard & Poor's 500 Index each fell 4%, and the NASDAQ Composite Index fell 5% over the six-month period ending May 31, 2008. The MSCI EAFE Developed Market Index of international stock markets fell 5%, and the MSCI Emerging Markets Index fell 2% over the same period. The U.S. investment-grade bond market, as measured by the Lehman Brothers

Letter

Aggregate Bond Index, rose 1% over the six-month period while the U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, rose 2% over the six-month period.

A weak U.S. dollar and substantial fiscal and monetary stimulus are potent support for the economy. Markets remain volatile, and falling risk tolerances and deleveraging may depress asset prices in the short term, but equity and corporate bond valuations look attractive over a longer time horizon unless the U.S. economy falls into a severe and protracted recession.

Sudden swings in the markets are always to be expected, but they are difficult to time. Maintaining a long-term time horizon, being diversified, and paying attention to asset allocation are important investment principles. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective and to adhere to a strategic plan rather than letting emotions drive investment decisions.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/08
--------------------------------------------------------------------------------

Pioneer Emerging Markets Fund outperformed both its benchmark and its peer group during the six-month period ended May 31, 2008. The Fund's Class A shares produced a total return of -1.05% at net asset value for the period, outpacing the -1.52% return of the MSCI Emerging Markets Index and the -2.20% average return of the 302 funds in the Lipper peer group, Emerging Markets Funds.

The Fund also has generated strong relative performance over the three-year period. During this time, the 36.27% return of the Class A shares is ahead of both the 33.56% return of the Fund's benchmark and the 31.47% average return of the peer group.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

In the following interview, Christopher Smart, Pioneer Emerging Market Fund's Portfolio Manager, discusses the factors that influenced performance during the six months ended May 31, 2008.

Q:   How did the emerging markets perform during the past half-year?

A: In the environment of heightened investor risk aversion that characterized the past six months, emerging markets equities produced a negative return. The combination of the mortgage and credit crises in the United States fueled speculation that the U.S. economy would slip into a recession, thereby dampening global growth. The uncertainty regarding the growth outlook, in combination with a sharp increase in energy prices, weighed on the performance of markets worldwide.

     Despite this potentially challenging environment, the -1.52% return of the MSCI Emerging Markets Index outpaced the -3.73% return of the developed markets, as measured by the MSCI World Index. This outperformance stands in marked contrast to crisis periods of the past, when the emerging markets would typically lag the developed markets by a substantial margin. We believe this shift helps underscore the positive changes that have taken place in the asset class during the past decade. First, governments have

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     adopted a more sensible approach to financial management, with a focus on balanced budgets, inflation control, and the maintenance of flexible exchange rates. Second, stronger economic growth has enabled emerging markets nations to pay down debt. In the process, they have improved their balance sheets and become less dependent on the global capital markets. Third, most countries in the asset class have developed independent, domestic sources of economic growth, meaning that their economies are less reliant on end-market demand in the United States and Europe. Taken together, these developments mean that emerging economies have been relatively unaffected by external factors such as the U.S. housing crisis and the near failure of Bear Stearns.

     These positive fundamental changes have enabled the emerging markets to handily outperform the developed global markets not just during the past six months, but also over all long-term time periods, as depicted in the table below:

--------------------------------------------------------------------------------
                                  1-year        3-year     5-year    10-year
--------------------------------------------------------------------------------
  MSCI Emerging Markets Index     22.00%        33.56%     34.39%     14.44%
  MSCI World Index                -3.15%        12.84%     14.82%     5.77%
--------------------------------------------------------------------------------

     Past performance is no guarantee of future results.

Q: What factors contributed to the Fund's outperformance during the semiannual period?

A: The largest source of outperformance during the six-month period ended May 31, 2008 was the effectiveness of our stock selection in China. The Chinese stocks held by the Fund produced a total return of -10% in the aggregate, substantially above the -20% return turned in by the broader Chinese stock market. The leading contributor was Yanzhou Coal Mining, which generated soaring profits from the combination of higher coal prices and rising sales volumes. China's rapid economic growth is driving demand for electricity, and in turn, coal - the primary fuel used by the country's electric power plants. Although the Fund's holdings in China delivered a negative return for the period, we are pleased to have mitigated the downside in one of the worst-performing markets in the asset class.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/08                            (continued)
--------------------------------------------------------------------------------

     Indonesia, where our holdings rose 7.8% compared with a loss of 7.3% for the Indonesian stocks in the benchmark, was the second-best market for the Fund. Again, the primary driver of performance was coal stocks: Bumi Resources, which rose 43%, and Indo Tambangraya Megah, which gained 25%. Since China is unable to meet its demand for coal from domestic sources, the proximity of these companies to the Chinese market has made them prime beneficiaries of the country's growing thirst for electricity.

     Egypt was also a source of notable outperformance for the Fund. The most significant contributor was Orascom Construction, whose shares rose 46% during the period. Rising oil prices have fueled a boom of construction and infrastructure investment throughout the Middle East, leading to surging profits for companies such as Orascom.

Q: What elements of the Fund's positioning detracted from performance during the six-month period ending May 31, 2008?

A: The Fund's relative performance was hurt by a zero weighting in Brazilian steel companies, which delivered returns in the range of 60-80%. As a result, the total return generated by the Fund's holdings in Brazil (17.8%) was well behind the return of the Brazilian stocks in the index (25.7%). The steel sector was one of the best-performing sectors worldwide during the past six months, due largely to the surge in construction activity mentioned above.

     Also detracting from returns during the past six months were the Fund's holdings in Korean shipbuilders, a group that has made a positive contribution to the Fund's performance for several years. Concerns about slower global growth weighed on shares of Hyundai Heavy Industries, Samsung Heavy Industries, and Daewoo Shipbuilding during the past six months, but we continue to like these stocks on a longer-term basis. Even though orders for new ships have begun to decline worldwide, the Korean shipbuilders continue to book new orders at record high prices. This indicates that the companies are gaining market share during a challenging time, which we believe is a positive sign for their longer-term outlook.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:   What are some important investment themes in the portfolio?

A: We continue to find the most attractive investment opportunities in consumer and infrastructure stocks. In the consumer sector, stronger economic growth is fueling increased personal wealth and the expansion of a global middle class. These trends work in favor of companies that benefit from rising incomes and increased spending, such as retailers, and those that are helped by increased savings, such as banks. The rising power of consumers is a global phenomenon that forms the basis for the Fund's investments in stocks such as Wimm-Bill-Dann, Russia's largest dairy company; New World Resources, a Chinese department store chain; and Unibanco, one of the leading banking franchises in Brazil.

     Infrastructure spending is another area in which we are finding significant opportunities. Rising commodity prices and economic expansion are leading to stronger fiscal positions for emerging markets nations, which in turn is providing them with the capital to fund infrastructure programs. In Latin America alone, infrastructure spending has risen to about U.S. $40 billion annually. South Africa, China, India, and Indonesia are also among the countries that have earmarked large amounts of money for the construction of roads, power plants, and other large-scale infrastructure projects. Accordingly, stocks of construction-related companies have performed very well in recent years. Among the Fund's leading positions in this area are Murray & Roberts, a South African construction and engineering company that is benefiting from the infrastructure build-out associated with the 2010 soccer World Cup; China Railway Construction, which is capitalizing on the need for China to move goods more efficiently; and Empresas ICA, a Mexican company that specializes in the construction of dams, highways and industrial plants.

Q:   What is your broad view regarding the emerging markets?

A: Emerging markets equities are by no means immune to the broader issues affecting the global markets. With global financial flows remaining restricted - a reflection of banks' efforts to tighten credit standards and rebuild their balance sheets - it is reasonable to expect that our asset class will be affected by periodic bouts of volatility. During these times, it is important to keep in mind that the emerging markets are now more insulated from global issues than at any point in the past. We therefore

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/08                            (continued)
--------------------------------------------------------------------------------

     encourage investors to remain focused on the fundamental investment case for the emerging markets, even if stocks remain choppy in the months ahead.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of the Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 5/31/08
--------------------------------------------------------------------------------

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following is represented by a pie chart in the printed material.]

Energy                                                          20.4%
Industrials                                                     19.5%
Materials                                                       18.4%
Financials                                                      16.0%
Consumer Discretionary                                          11.7%
Telecommunication Services                                       7.7%
Consumer Staples                                                 3.9%
Information Technology                                           2.4%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

Brazil                                                          18.6%
Russia                                                          13.8%
China                                                           13.6%
South Africa                                                     9.0%
South Korea                                                      8.6%
India                                                            6.5%
Taiwan                                                           5.5%
Indonesia                                                        4.5%
Mexico                                                           3.0%
United States                                                    2.1%
United Kingdom                                                   1.8%
Hong Kong                                                        1.8%
Philippines                                                      1.6%
Peru                                                             1.6%
Singapore                                                        1.6%
Israel                                                           1.4%
Egypt                                                            1.1%
Argentina                                                        1.1%
Sweden                                                           0.9%
Malaysia                                                         0.8%
Canada                                                           0.7%
Turkey                                                           0.4%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.    Petrobras Brasileiro SA (A.D.R.)                          5.04%
 2.    Gazprom (A.D.R.)                                          4.40
 3.    Companhia Vale do Rio Doce (A.D.R.)                       3.78
 4.    America Movil SA de CV (A.D.R.)                           2.05
 5.    New World Resources BV                                    1.85
 6.    Chinatrust Financial Holding Co., Ltd.                    1.62
 7.    China Shipping Development Co., Ltd.                      1.60
 8.    Yanzhou Coal Mining Co., Ltd.                             1.59
 9.    PT Bumi Resources Tbk                                     1.59
10.    Compania de Minas Buenaventura SAA                        1.58

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class    5/31/08     11/30/07
-------   -------     --------
   A       $37.89      $38.29
   B       $33.34      $33.84
   C       $33.30      $33.78
   R       $36.87      $37.32
   Y       $40.76      $41.10

Distributions Per Share
--------------------------------------------------------------------------------

                     12/1/07 - 5/31/08
        -------------------------------------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
------- ------------ --------------- --------------
   A        $ -            $ -            $ -
   B        $ -            $ -            $ -
   C        $ -            $ -            $ -
   R        $ -            $ -            $ -
   Y        $ -            $ -            $ -


Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/08                                     CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

Average Annual Total Returns
(As of May 31, 2008)
                                           Net         Public
                                          Asset       Offering
Period                                 Value (NAV)   Price (POP)
10 Years                                 14.44%        13.76%
5 Years                                  34.07         32.49
1 Year                                   19.00         12.16
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2008)
                                         Gross          Net
                                          1.79%         1.79%

[The following is represented by a mountain chart in the printed material.]

Value of $10,000 Investment

                      Pioneer Emerging          MSCI Emerging
                        Markets Fund            Markets Index
                      ----------------          -------------
5/98                      $ 9,425                  $10,000
                          $ 8,164                  $10,346
5/00                      $11,362                  $12,183
                          $ 8,021                  $ 9,551
5/02                      $ 8,666                  $10,246
                          $ 8,381                  $ 9,590
5/04                      $11,216                  $13,561
                          $14,346                  $17,647
5/06                      $21,270                  $24,863
                          $30,505                  $34,458
5/08                      $36,299                  $42,039

-------------------------------
Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in an Index.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/08                                     CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

Average Annual Total Returns
(As of May 31, 2008)
                                           If         If
Period                                    Held     Redeemed
 10 Years                                13.52%     13.52%
 5 Years                                 33.00      33.00
 1 Year                                  17.99      13.99
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated April 1, 2008)

                                         Gross        Net
                                          2.65%      2.65%

[The following is represented by a mountain chart in the printed material.]

Value of $10,000 Investment

                      Pioneer Emerging          MSCI Emerging
                        Markets Fund            Markets Index
                      ----------------          -------------
5/98                      $10,000                 $10,000
                          $ 8,589                 $10,346
5/00                      $11,857                 $12,183
                          $ 8,295                 $ 9,551
5/02                      $ 8,901                 $10,246
                          $ 8,540                 $ 9,590
5/04                      $11,357                 $13,561
                          $14,411                 $17,647
5/06                      $21,177                 $24,863
                          $30,119                 $34,458
5/08                      $35,538                 $42,039

-------------------------------
Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in an Index.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/08                                      CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

Average Annual Total Returns
(As of May 31, 2008)
                                           If         If
Period                                    Held     Redeemed
 10 Years                                13.53%     13.53%
 5 Years                                 33.10      33.10
 1 Year                                  18.10      18.10
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated April 1, 2008)

                                         Gross        Net
                                          2.57%      2.57%

[The following is represented by a mountain chart in the printed material.]

Value of $10,000 Investment

                      Pioneer Emerging          MSCI Emerging
                        Markets Fund            Markets Index
                      ----------------          -------------
5/98                      $10,000                  $10,000
                          $ 8,539                  $10,346
5/00                      $11,760                  $12,183
                          $ 8,252                  $ 9,551
5/02                      $ 8,859                  $10,246
                          $ 8,515                  $ 9,590
5/04                      $11,309                  $13,561
                          $14,374                  $17,647
5/06                      $21,163                  $24,863
                          $30,121                  $34,458
5/08                      $35,571                  $42,039

-------------------------------
Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in an Index.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/08                                    CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

Average Annual Total Returns
(As of May 31, 2008)
                                           If         If
Period                                    Held     Redeemed
 10 Years                                14.04%     14.04%
 5 Years                                 33.79      33.79
 1 Year                                  18.65      18.65
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated April 1, 2008)

                                         Gross        Net
                                          2.06%      2.06%

[The following is represented by a mountain chart in the printed material.]

Value of $10,000 Investment

                      Pioneer Emerging          MSCI Emerging
                        Markets Fund            Markets Index
                      ----------------          -------------
5/98                       $10,000                 $10,000
                           $ 8,619                 $10,346
5/00                       $11,936                 $12,183
                           $ 8,384                 $ 9,551
5/02                       $ 9,012                 $10,246
                           $ 8,679                 $ 9,590
5/04                       $11,658                 $13,561
                           $14,826                 $17,647
5/06                       $21,912                 $24,863
                           $31,358                 $34,458
5/08                       $37,205                 $42,039

-------------------------------
Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of the Fund's Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected. The performance of Class R shares does not reflect the 1% CDSC that was in effect prior to July 1, 2004. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in an Index.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/08                               CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

               Average Annual Total Returns
                   (As of May 31, 2008)
                                           If         If
Period                                    Held     Redeemed
 10 Years                               15.30%      15.30%
 5 Years                                34.96       34.96
 1 Year                                 19.53       19.53
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated April 1, 2008)

                                        Gross         Net
                                         1.32%       1.32%

[The following is represented by a mountain chart in the printed material.]

Value of $10,000 Investment

                      Pioneer Emerging          MSCI Emerging
                        Markets Fund            Markets Index
                      ----------------          -------------
5/98                      $10,000                  $10,000
                          $ 8,736                  $10,346
5/00                      $12,235                  $12,183
                          $ 8,689                  $ 9,551
5/02                      $ 9,490                  $10,246
                          $ 9,276                  $ 9,590
5/04                      $12,533                  $13,561
                          $16,150                  $17,647
5/06                      $24,096                  $24,863
                          $34,742                  $34,458
5/08                      $41,528                  $42,039

-------------------------------
Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception on April 9, 1998 would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends, and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in an Index.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Emerging Markets Fund

Based on actual returns from December 1, 2007 through May 31, 2008.


Share Class                       A              B              C              R              Y
--------------------------------------------------------------------------------------------------
 Beginning Account Value     $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On 12/1/07

 Ending Account Value        $  989.50      $  985.20      $  985.80      $  987.90      $  991.70
 On 5/31/08

 Expenses Paid               $    8.90      $   13.20      $   12.71      $   10.39      $    6.67
 During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.79%, 2.65%, 2.56%, 2.09%, and 1.34% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Emerging Markets Fund

Based on a hypothetical 5% return per year before expenses, reflect ing the period from December 1, 2007 through May 31, 2008.


Share Class                      A              B              C              R              Y
--------------------------------------------------------------------------------------------------
 Beginning Account Value     $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On 12/1/07

 Ending Account Value        $1,016.05      $1,011.70      $1,012.70      $1,014.55      $1,018.30
 On 5/31/08

 Expenses Paid               $    9.02      $   13.38      $   12.88      $   10.53      $    6.76
 During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.79%, 2.65%, 2.56%, 2.09%, and 1.34% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)
--------------------------------------------------------------------------------

    Shares                                                            Value
                PREFERRED STOCKS - 2.6%
                Media - 1.5%
                Broadcasting & Cable TV - 1.5%
   865,526      Net Servicos de Comunicacao SA*                $ 12,357,064
                                                               ------------
                Total Media                                    $ 12,357,064
                                                               ------------
                Banks - 1.1%
                Diversified Banks - 1.1%
   303,160      Banco Itau Holding Financeira SA               $  9,307,952
                                                               ------------
                Total Banks                                    $  9,307,952
                                                               ------------
                TOTAL PREFERRED STOCKS
                (Cost $8,812,215)                              $ 21,665,016
                                                               ------------
                COMMON STOCKS - 94.2%
                Energy - 19.6%
                Coal & Consumable Fuels - 4.2%
14,912,600      Bumi Resources Tbk Pt                          $ 12,884,597
 2,420,000      Indo Tambangraya Megah Pt                         9,091,333
 5,898,900      Yanzhou Coal Mining Co., Ltd.*                   12,896,156
                                                               ------------
                                                               $ 34,872,086
                                                               ------------
                Integrated Oil & Gas - 11.2%
 7,546,500      China Petroleum & Chemical Corp.               $  7,598,567
   589,300      Gazprom (A.D.R.)*                                35,593,720
   675,600      Petrobras Brasileiro SA (A.D.R.)*                40,833,264
   148,700      Sasol, Ltd. (A.D.R.)                              9,353,230
                                                               ------------
                                                               $ 93,378,781
                                                               ------------
                Oil & Gas Equipment And Services - 2.0%
   140,100      Tenaris SA (A.D.R.) (c)                        $  8,588,130
   212,100      TMK (G.D.R.) (144A)*(c)                           8,593,297
                                                               ------------
                                                               $ 17,181,427
                                                               ------------
                Oil & Gas Exploration & Production - 0.9%
 4,257,100      CNOOC, Ltd.                                    $  7,529,561
                                                               ------------
                Oil & Gas Refining & Marketing - 1.3%
    99,200      Reliance Industries, Ltd. (G.D.R.) (144A)*     $ 11,251,859
                                                               ------------
                Total Energy                                   $164,213,714
                                                               ------------

18   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Shares                                                               Value
               Materials - 17.8%
               Construction Materials - 2.3%
   382,200     Associated Cement Companies, Ltd.                  $  5,984,679
 1,333,044     Pretoria Portland Cement Co.                          6,210,275
10,119,000     PT Indocement Tunggal Prakarsa Tbk                    6,679,993
                                                                  ------------
                                                                  $ 18,874,947
                                                                  ------------
               Diversified Metals & Mining - 7.4%
   930,492     Companhia Vale do Rio Doce (A.D.R.)                $ 30,641,102
    78,100     Freeport-McMoRan Copper & Gold, Inc. (Class B)        9,036,951
   431,300     New World Resources BV*                              14,947,579
   260,000     Norilsk Nickel (c)                                    7,646,600
                                                                  ------------
                                                                  $ 62,272,232
                                                                  ------------
               Fertilizers & Agricultural Chemicals - 1.9%
   129,100     Israel Chemicals, Ltd.*                            $  3,026,105
 1,054,700     Uralkali*                                            12,764,065
                                                                  ------------
                                                                  $ 15,790,170
                                                                  ------------
               Gold - 1.6%
 1,004,600     IAMGOLD Corp.                                      $  5,937,186
 7,881,375     Zijin Mining Group Co., Ltd.*                         7,477,785
                                                                  ------------
                                                                  $ 13,414,971
                                                                  ------------
               Precious Metals & Minerals - 3.6%
    54,700     Anglo American Platinum Corp., Ltd.                $  9,513,042
   195,000     Compania de Minas Buenaventura SA*                   12,831,000
   180,200     Impala Platinum Holdings, Ltd.*                       7,684,520
                                                                  ------------
                                                                  $ 30,028,562
                                                                  ------------
               Steel - 1.0%
   197,500     Kumba Iron Ore, Ltd.                               $  8,823,666
                                                                  ------------
               Total Materials                                    $149,204,548
                                                                  ------------
               Capital Goods - 15.4%
               Aerospace & Defense - 1.0%
   138,500     Elbit Systems, Ltd.                                $  8,640,058
                                                                  ------------
               Construction & Engineering - 8.1%
   941,986     Aveng, Ltd.                                        $  8,076,665
 5,288,800     China Communications Construction Co., Ltd.          11,658,874
 5,114,000     China Railways Construction Corp.*(c)                 9,178,551

The accompanying notes are an integral part of these financial statements.   19

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

    Shares                                                             Value
               Construction & Engineering - (continued)
1,157,384      Empressa ICA Sociedad Controladora SA de CV*     $  7,770,763
   59,800      GS Engineering & Construction Corp.*                7,531,340
  155,000      Kyeryong Construction Industrial Co., Ltd.*         5,510,578
  122,500      Larsen & Toubro, Ltd.*                              8,653,855
  122,100      Orascom Construction Industries                     9,003,545
                                                                ------------
                                                                $ 67,384,171
                                                                ------------
               Construction & Farm Machinery & Heavy Trucks - 3.2%
  199,020      Daewoo Heavy Industries & Machinery, Ltd.*       $  9,058,241
   23,970      Hyundai Heavy Industries Co., Ltd.*                 8,741,794
  212,500      Samsung Heavy Industries Co., Ltd.*                 8,855,458
                                                                ------------
                                                                $ 26,655,493
                                                                ------------
               Heavy Electrical Equipment - 0.7%
  142,400      Bharat Heavy Electricals, Ltd.*                  $  5,647,053
                                                                ------------
               Industrial Conglomerates - 2.4%
1,407,900      Kepple Corp., Ltd.                               $ 12,608,425
  649,600      Murray & Roberts Holdings, Ltd.                     7,513,161
                                                                ------------
                                                                $ 20,121,586
                                                                ------------
               Total Capital Goods                              $128,448,361
                                                                ------------
               Transportation - 3.5%
               Marine - 1.5%
3,799,600      China Shipping Development Co., Ltd.*            $ 12,934,844
                                                                ------------
               Railroads - 2.0%
  588,100      All America Latina Logistica SA*                 $  8,634,615
8,582,000      China Railway Group, Ltd.*(c)                       7,820,651
                                                                ------------
                                                                $ 16,455,266
                                                                ------------
               Total Transportation                             $ 29,390,110
                                                                ------------
               Automobiles & Components - 1.0%
               Automobile Manufacturers - 1.0%
3,582,200      PT Astra International Tbk*                      $  8,074,343
                                                                ------------
               Total Automobiles & Components                   $  8,074,343
                                                                ------------
               Consumer Durables & Apparel - 2.7%
               Apparel, Accessories & Luxury Goods - 0.9%
7,300,400      Anta Sports Products, Ltd.*                      $  7,729,534
                                                                ------------

20   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Shares                                                       Value
              Homebuilding - 0.9%
  474,960     Cyrela Brazil Realty SA*                    $  7,915,514
                                                          ------------
              Housewares & Specialties - 0.9%
  248,490     Woongjin Coway Co., Ltd.*                   $  7,316,092
                                                          ------------
              Total Consumer Durables & Apparel           $ 22,961,140
                                                          ------------
              Consumer Services - 0.9%
              Hotels, Resorts & Cruise Lines - 0.9%
2,805,600     Indian Hotels Co., Ltd.                     $  7,329,354
                                                          ------------
              Total Consumer Services                     $  7,329,354
                                                          ------------
              Media - 2.0%
              Advertising - 1.1%
  236,900     Focus Media Holding, Ltd.*(c)               $  9,544,701
                                                          ------------
              Movies & Entertainment - 0.9%
  273,300     CTC Media, Inc.*                            $  7,564,944
                                                          ------------
              Total Media                                 $ 17,109,645
                                                          ------------
              Retailing - 3.3%
              Department Stores - 3.3%
  505,200     Lojas Renner SA*                            $ 12,474,112
7,512,900     New World Department Store China, Ltd.*        7,651,728
  835,500     Parkson Retail Group, Ltd. (c)                 7,183,537
                                                          ------------
                                                          $ 27,309,377
                                                          ------------
              Total Retailing                             $ 27,309,377
                                                          ------------
              Food & Drug Retailing - 1.0%
              Food Distributors - 1.0%
  219,000     X-5 Retail Group NV (G.D.R.)*               $  8,102,773
                                                          ------------
              Total Food & Drug Retailing                 $  8,102,773
                                                          ------------
              Food Beverage & Tobacco - 1.0%
              Packaged Foods & Meats - 1.0%
   66,100     Wimm-Bill-Dann*                             $  8,267,788
                                                          ------------
              Total Food Beverage & Tobacco               $  8,267,788
                                                          ------------
              Household & Personal Products - 1.8%
              Household Products - 1.0%
   39,100     LG Household & Health Care, Ltd.*           $  8,213,567
                                                          ------------

The accompanying notes are an integral part of these financial statements.   21

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

    Shares                                                                    Value
               Personal Products - 0.8%
   101,100     Oriflame Cosmetics SA (S.D.R.)                          $  7,191,498
                                                                       ------------
               Total Household & Personal Products                     $ 15,405,065
                                                                       ------------
               Banks - 9.8%
               Diversified Banks - 9.8%
   366,912     Banco Bradesco SA (c)                                   $  8,809,557
   526,600     Banco do Brasil SA                                        10,528,766
 2,233,200     Bumiputra-Commerce Holdings Berhad                         6,559,173
 8,876,100     China Construction Bank Corp.                              7,910,887
12,885,500     Chinatrust Financial Holding Co., Ltd.*                   13,102,856
   171,267     Hana Financial Holdings Co.*                               7,162,150
10,490,000     Industrial and Commercial Bank of China, Ltd.              7,854,387
 2,147,500     Sberbank RF*                                               7,770,351
 1,868,400     Turkiye Vakiflar Bankasi                                   3,222,247
    58,339     Uniao de Bancos Brasileiros SA (Unibanco)
               (G.D.R.) (144A)                                            9,151,639
                                                                       ------------
                                                                       $ 82,072,013
                                                                       ------------
               Total Banks                                             $ 82,072,013
                                                                       ------------
               Diversified Financials - 0.9%
               Other Diversified Finance Services - 0.8%
 2,258,400     African Bank Investments, Ltd.                          $  7,270,154
                                                                       ------------
               Total Diversified Financials                            $  7,270,154
                                                                       ------------
               Insurance - 2.2%
               Life & Health Insurance - 1.4%
   448,856     Cathay Financial Holding Co., Ltd., (144A) (G.D.R.)     $ 11,490,714
                                                                       ------------
               Property & Casualty Insurance - 0.8%
   176,830     Dongbu Insurance Co., Ltd.*                             $  7,248,611
                                                                       ------------
               Total Insurance                                         $ 18,739,325
                                                                       ------------
               Real Estate - 1.4%
               Real Estate Management & Development - 1.4%
20,972,420     Ayala Land, Inc.                                        $  5,183,311
   953,800     Sistema Hals (G.D.R.) (144A)*                              6,867,360
                                                                       ------------
                                                                       $ 12,050,671
                                                                       ------------
               Total Real Estate                                       $ 12,050,671
                                                                       ------------

22   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Shares                                                         Value
               Technology Hardware & Equipment - 0.9%
               Electronic Manufacturing Services - 0.9%
1,270,289      Hon Hai Precision Industry Co., Ltd.         $  7,186,212
                                                            ------------
               Total Technology Hardware & Equipment        $  7,186,212
                                                            ------------
               Semiconductors - 1.5%
               Semiconductors - 1.5%
1,079,597      Taiwan Semiconductor Manufacturing Co.
               (A.D.R.) (c)                                 $ 12,361,386
                                                            ------------
               Total Semiconductors                         $ 12,361,386
                                                            ------------
               Telecommunication Services - 7.5%
               Integrated Telecommunication Services - 0.9%
 218,400       Vimpel-Communications (A.D.R.) (c)           $  7,702,968
                                                            ------------
               Wireless Telecommunication Services - 6.6%
 277,800       America Movil SA de CV (A.D.R.) Series L     $ 16,604,106
 341,200       Bharti Tele-ventures, Ltd.*                     7,087,963
  92,300       Mobile Telesystems, Inc. (A.D.R.)*              8,085,480
 408,400       MTN Group, Ltd.                                 8,163,549
 131,900       Philippine Long Distance Telephone Co.          7,930,556
 510,700       Reliance Communications, Ltd.                   7,051,284
                                                            ------------
                                                            $ 54,922,938
                                                            ------------
               Total Telecommunication Services             $ 62,625,906
                                                            ------------
               TOTAL COMMON STOCKS
               (Cost $273,521,082)                          $788,121,885
                                                            ------------

    Principal
       Amount
                TEMPORARY CASH INVESTMENTS - 7.5%
                Repurchase Agreement - 2.7%
$4,535,000      Bank of America, 2.25%, dated 5/30/08,
                repurchase price of $4,535,000 plus accrued
                interest on 6/3/08 collateralized by the following:
                $200,221 Federal National Mortgage Associa-
                tion, 5.0%, 7/1/35
                $6,292,133 Government National Mortgage
                Association II, 6.0%, 5/20/38                          $  $4,535,000

The accompanying notes are an integral part of these financial statements.   23

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

 Principal
    Amount                                                                      Value
                Repurchase Agreement - (continued)
$4,535,000      Barclays Plc, 2.25%, dated 5/30/08, repurchase
                price of $4,535,000 plus accrued interest on
                6/3/08 collateralized by the following:
                $1,858,607 Freddie Mac Giant, 5.5 - 6.0%,
                1/1/35 - 2/1/38
                $928,139 Federal National Mortgage Associa-
                tion (ARM), 5.519%, 3/1/36
                $2,703,902 Federal National Mortgage Associa-
                tion, 4.5 - 5.5%, 12/1/37 - 4/1/38                      $   4,535,000
 4,535,000      Deutsche Bank, 2.35%, dated 5/30/08,
                repurchase price of $4,535,000 plus accrued
                interest on 6/2/08 collateralized by the following:
                $415,797 Federal National Mortgage Associa-
                tion (ARM), 4.778 - 5.565%,
                6/1/16 - 5/1/37
                $3,897,587 Freddie Mac Giant, 5.0 - 6.5%,
                4/1/19 - 6/1/38
                $1,995,414 U.S Treasury Strip, 0.0%, 8/15/25                4,535,000
 4,535,000      JP Morgan, 2.32%, dated 5/30/08, repurchase
                price of $4,535,000 plus accrued interest on
                6/2/08 collateralized by $7,051,361 Federal
                National Mortgage Association, 4.5 - 6.0%,
                4/1/23 - 5/1/36                                             4,535,000
 4,535,000      Merrill Lynch, 2.32%, dated 5/30/08, repurchase
                price of $4,535,000 plus accrued interest on
                6/2/08 collateralized by $4,597,746 Freddie Mac
                Giant, 5.5 - 6.0%, 5/1/38                                   4,535,000
                                                                        -------------
                                                                        $  22,675,000
                                                                        -------------
                Total Repurchase Agreement                              $  22,675,000
                                                                        -------------
                Commercial Paper - 4.7%
                Securities Lending Collateral - 4.8% (d)
                Certificates of Deposits:
   847,448      American Express, 2.72%, 8/8/08                         $     847,448
   228,434      Banco Santander NY, 2.80%, 10/7/08                            228,434
   635,069      Banco Santander NY, 3.09%, 12/22/08                           635,069
   951,494      Bank Bovespa NY, 2.705%, 8/8/08                               951,494

24   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Principal
    Amount                                                           Value
               Securities Lending Collateral - (continued)
$ 634,317      Bank of America, 2.80%, 8/22/08                   $ 634,317
  634,082      Bank of Nova Scotia, 3.18%, 5/05/09                 634,082
  380,590      Bank of Scotland NY, 2.7%, 8/1/08                   380,590
  317,159      Bank of Scotland NY, 2.72%, 8/15/08                 317,159
  317,159      Bank of Scotland NY, 2.73%, 7/11/08                 317,159
  228,036      Bank of Scotland NY, 2.89%, 11/4/08                 228,036
  380,924      Bank of Scotland NY, 2.96%, 11/3/08                 380,924
  316,874      Bank of Scotland NY, 3.03%, 9/26/08                 316,874
1,141,771      Barclay's Bank, 3.18%, 5/27/09                    1,141,771
  634,317      BNP Paribas NY, 2.88%, 7/23/08                      634,317
  380,599      Calyon NY, 2.85%, 8/25/08                           380,599
  532,826      Calyon NY, 2.64%, 9/29/08                           532,826
  201,103      Calyon NY, 2.69%, 01/16/09                          201,103
  634,317      Citibank, 2.85%, 7/29/08                            634,317
  526,483      Commonwealth Bank of Australia NY,
               2.63%, 7/11/08                                      526,483
  532,826      Deutsche Bank Financial, 2.72%, 7/30/08             532,826
  253,771      Deutsche Bank Financial, 2.72%, 8/4/08              253,771
  126,851      Dexia Bank NY, 2.65%, 08/12/08                      126,851
  520,145      Dexia Bank NY, 2.69%, 8/7/08                        520,145
  469,793      Dexia Bank NY, 3.37%, 09/29/08                      469,793
   54,466      Fortis, 3.11%, 09/30/08                              54,466
  126,828      Fortis, 3.14%, 06/30/08                             126,828
1,162,069      Intesa SanPaolo S.p.A., 2.72%, 5/22/09            1,162,069
  211,866      Lloyds Bank, 2.58%, 6/9/08                          211,866
  553,125      Lloyds Bank, 2.61%, 7/11/08                         553,125
  317,159      Lloyds Bank, 2.61%, 8/18/08                         317,159
  431,336      Natixis, 2.83%, 8/4/08                              431,336
   73,262      NORDEA NY, 2.72%, 4/9/09                             73,262
   60,769      NORDEA NY, 2.73%, 12/01/08                           60,769
  634,317      NORDEA NY, 2.81%, 8/29/08                           634,317
  101,457      Rabobank Nederland NY, 2.37%, 8/29/08               101,457
  634,330      Rabobank Nederland NY, 2.58%, 6/9/08                634,330
  317,159      Royal Bank of Canada NY, 2.57%, 7/15/08             317,159
  244,850      Skandinavian Enskilda Bank NY, 2.70%, 7/17/08       244,850

The accompanying notes are an integral part of these financial statements.   25

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

 Principal
    Amount                                                               Value
                Securities Lending Collateral - (continued)
$  126,511      Skandinavian Enskilda Bank NY, 3.06%,
                02/13/09                                           $   126,511
    73,504      Skandinavian Enskilda Bank NY, 3.18%, 09/22/08          73,504
   526,483      Svenska Bank NY, 2.55%, 7/11/08                        526,483
   253,730      Svenska Bank NY, 2.70%, 7/17/08                        253,730
   799,240      Toronto Dominion Bank NY, 2.77%, 9/5/08                799,240
   583,572      Wachovia Bank, 2.82%, 6/9/08                           583,572
   126,515      Wachovia, 3.62%, 10/28/08                              126,515
                                                                   -----------
                                                                   $19,238,936
                                                                   -----------
                Commercial Paper:
   252,418      Bank of America, 2.88%, 8/11/08                    $   252,418
   194,523      Bank of America, 2.70%, 8/26/08                        194,523
   189,712      CBA, 2.70%, 7/11/08                                    189,712
   504,547      CBA, 2.88%, 8/18/08                                    504,547
   126,516      Deutsche Bank Financial, 2.72%, 7/9/08                 126,516
   101,376      Deutsche Bank Financial, 2.88%, 6/16/08                101,376
   152,056      HSBC, 2.67%, 6/16/08                                   152,056
   126,779      HSBC, 2.72%, 6/9/08                                    126,779
   628,795      HSBC, 2.88%, 9/29/08                                   628,795
   126,348      HSBC, 2.89% 7/21/08                                    126,348
   234,557      IBM, 3.18%, 2/13/09                                    234,557
   634,317      IBM, 3.18%, 6/26/09                                    634,317
   504,747      ING, 2.70%, 8/13/08                                    504,747
   126,809      Lloyds Bank, 2.88%, 6/6/08                             126,809
   781,745      Macquarie Bank, 2.87%, 6/26/08                         781,745
   126,773      Macquarie Bank, 2.87%, 6/9/08                          126,773
   189,693      Natixis, 2.87%, 7/10/08                                189,693
   189,481      Natixis, 2.87%, 7/21/08                                189,481
   126,778      PARFIN, 2.70%, 6/9/08                                  126,778
   155,978      PARFIN, 3.18%, 8/1/08                                  155,978
   126,772      RAB USA, 2.61%, 6/10/08                                126,772
   250,744      Royal Bank of Scotland, 2.66%, 10/21/08                250,744
   121,681      Royal Bank of Scotland, 3.00%, 6/12/08                 121,681
   315,620      Societe Generale, 2.93%, 7/30/08                       315,620
   126,530      Societe Generale, 2.98%, 7/2/08                        126,530
   252,373      Societe Generale, 3.18%, 8/5/08                        252,373

26   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Principal
    Amount                                                             Value
               Securities Lending Collateral - (continued)
$ 504,389      Societe Generale, 3.18%, 8/22/08                 $    504,389
  252,415      SVSS NY, 3.18%, 8/11/08                               252,415
  568,632      Unicredit Group, 2.89%, 7/17/08                       568,632
1,078,339      WestPac, 3.18%, 6/1/09                              1,078,339
                                                                ------------
                                                                $  9,071,443
                                                                ------------
               Mutual Funds:
  761,181      BlackRock Liquidity Money Market Fund, 3.18%     $    761,181
  761,181      Dreyfus Preferred Money Market Fund, 3.18%            761,181
                                                                ------------
                                                                $  1,522,362
                                                                ------------
               Tri-party Repurchase Agreements:
2,537,269      ABN Amro, 2.2%, 6/2/08                           $  2,537,269
  376,188      Barclay's Bank, 2.2% 6/2/08                           376,188
1,268,635      Deutsche Bank, 2.3% 6/2/08                          1,268,635
3,171,586      Lehman Brothers, 2.2% 6/2/08                        3,171,586
2,537,269      Merrill Lynch, 2.2% 5/1/08                          2,537,269
                                                                ------------
                                                                $  9,890,947
                                                                ------------
               Other:
  378,716      ABS CFAT 2008-A A1, 2.88%, 12/22/08              $    378,716
                                                                ------------
               Total Securities Lending Collateral              $ 40,102,404
                                                                ------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $62,777,404)                               $ 62,777,404
                                                                ------------
               TOTAL INVESTMENT IN SECURITIES - 104.3%
               (Cost $641,784,201) (b)                          $872,564,305
                                                                ------------
               OTHER ASSETS AND LIABILITIES - (4.3)%            $(35,897,543)
                                                                ------------
               TOTAL NET ASSETS - 100.0%                        $836,666,762
                                                                ------------

The accompanying notes are an integral part of these financial statements.   27

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------

*   Non-income producing security.

(A.D.R.) American Depositary Receipt.

(G.D.R.) Global Depositary Receipt.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At
       May 31, 2008, the value of these securities amounted to $47,354,869 or 5.7% of total net assets.

FAS 157 Footnote Disclosures

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund's assets:

                                                    Investments      Other Financial
Valuation Inputs                                   in Securities      Instruments*
------------------------------------------------------------------------------------
Level 1 - Quoted Prices                           $281,948,819
Level 2 - Other Significant Observable Inputs      590,586,022           4,656,478
Level 3 - Significant Unobservable Inputs                    -
                                                  ------------
Total                                             $872,534,841           4,656,478
                                                  -------------          ---------

28   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(a) Distributions of investment by country of issue, as a percentage of total investment in securities (excluding temporary cash investments), is as follows:

      Brazil                            18.6%
      Russia                            13.8
      People's Republic of China        13.6
      South Africa                       9.0
      South Korea                        8.6
      India                              6.5
      Taiwan                             5.5
      Indonesia                          4.5
      Mexico                             3.0
      United States                      2.1
      United Kingdom                     1.8
      Hong Kong                          1.8
      Philippines                        1.6
      Singapore                          1.6
      Peru                               1.6
      Israel                             1.4
      Argentina                          1.1
      Egypt                              1.1
      Sweden                             0.9
      Malaysia                           0.8
      Canada                             0.7
                                        ----
      Turkey                             0.4%
                                        ====

(b) At May 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $641,784,201 was as follows:

      Aggregate gross unrealized gain for all investments in which there is
      an excess of value over tax cost                                         $253,336,163
      Aggregate gross unrealized loss for all investments in which there is
      an excess of tax cost over value                                          (22,556,059)
                                                                               ------------
      Net unrealized gain                                                      $230,780,104
                                                                               ============

(c)  At May 31, 2008, the following securities were out on loan:

        Shares     Description                                               Value
     3,627,600     China Railway Group, Ltd.*                          $ 3,818,572
       234,430     Focus Media Holding, Ltd.*                            8,952,882
       257,000     Norilsk Nickel                                        7,453,000
       415,000     Parkson Retail Group, Ltd.                            3,563,075
     1,000,000     Taiwan Semiconductor Manufacturing Co. (A.D.R.)      11,550,000
           100     Tenaris SA (A.D.R.)                                       6,037
       100,000     TMK (G.D.R.) (144A)*                                  3,220,000
                                                                       -----------
                   Total                                               $38,563,566
                                                                       ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended May 31, 2008 aggregated $276,365,768 and $198,176,387, respectively.

(d)  Securities Lending Collateral managed by Credit Suisse.

The accompanying notes are an integral part of these financial statements.   29

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 5/31/08 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
   $38,563,566) (cost $641,784,201)                                      $872,564,305
  Cash                                                                      1,036,228
  Foreign currencies, at value (cost $2,829,636)                            2,848,960
  Receivables -
   Investment securities sold                                               8,680,141
   Fund shares sold                                                         2,166,397
   Dividends, interest and foreign taxes withheld                           1,132,444
   Forward foreign currency portfolio hedge contracts,open - net                8,091
  Other                                                                       106,575
                                                                         ------------
     Total assets                                                        $888,543,141
                                                                         ------------
LIABILITIES:
  Payables -
   Investment securities purchased                                       $ 10,123,650
   Fund shares repurchased                                                  1,211,681
   Upon return of securities loaned                                        40,102,404
  Due to affiliates                                                           230,564
  Accrued expenses                                                            208,090
                                                                         ------------
     Total liabilities                                                   $ 51,876,389
                                                                         ------------
NET ASSETS:
  Paid-in capital                                                        $567,915,337
  Undistributed net investment income                                       4,615,557
  Accumulated net realized gain on investments, foreign currency
    transactions                                                           33,418,638
  Net unrealized gain on investments                                      230,780,104
  Net unrealized loss on forward foreign currency contracts and
    other assets and liabilities denominated in foreign currencies            (62,874)
                                                                         ------------
     Total net assets                                                    $836,666,762
                                                                         ------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $555,513,073/14,661,493 shares)                      $      37.89
                                                                         ============
  Class B (based on $55,749,648/1,672,357 shares)                        $      33.34
                                                                         ============
  Class C (based on $102,627,842/3,081,976 shares)                       $      33.30
                                                                         ============
  Class R (based on $50,091,308/1,358,753 shares)                        $      36.87
                                                                         ============
  Class Y (based on $72,684,891/1,783,383 shares)                        $      40.76
                                                                         ============
MAXIMUM OFFERING PRICE:
  Class A ($37.89 [divided by] 94.25%)                                   $      40.20
                                                                         ============

30   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/08

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $665,898)     $  11,655,203
  Interest                                                        200,101
  Income from securities loaned, net                               84,587
                                                            -------------
     Total investment income                                                   $  11,939,891
                                                                               -------------
EXPENSES:
  Management fees                                           $   4,368,290
  Transfer agent fees and expenses
   Class A                                                        536,488
   Class B                                                         94,006
   Class C                                                        109,792
   Class R                                                         45,452
   Class Y                                                          2,047
  Distribution fees
   Class A                                                        612,016
   Class B                                                        282,671
   Class C                                                        481,938
   Class R                                                         92,451
  Administrative fees                                              85,467
  Custodian fees                                                  388,784
  Registration fees                                                64,744
  Professional fees                                                66,082
  Printing expense                                                 27,280
  Fees and expenses of nonaffiliated trustees                       7,249
  Miscellaneous                                                    61,900
                                                            -------------
     Total expenses                                                            $   7,326,657
     Less fees paid indirectly                                                       (15,590)
                                                                               -------------
     Net expenses                                                              $   7,311,067
                                                                               -------------
       Net investment income                                                   $   4,628,824
                                                                               -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments                                              $  27,958,803
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies         (1,299,849)     $  26,658,954
                                                            -------------      -------------
  Change in net unrealized loss on:
   Investments                                              $ (38,932,291)
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies            (71,293)     $ (39,003,584)
                                                            -------------      -------------
  Net loss on investments and foreign currency
   transactions                                                                $ (12,344,630)
                                                                               -------------
  Net decrease in net assets resulting from operations                         $  (7,715,806)
                                                                               =============

The accompanying notes are an integral part of these financial statements.   31

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/08 and the Year Ended 11/30/07

                                                           Six Months
                                                              Ended
                                                             5/31/08         Year Ended
                                                           (unaudited)        11/30/07
FROM OPERATIONS:
Net investment income                                    $    4,628,824   $      199,382
Net realized gain on investments and foreign currency
  transactions                                               26,658,954       73,354,281
Change in net unrealized gain (loss) on investments
  and foreign currency transactions                         (39,003,584)     129,963,824
                                                         --------------   --------------
    Net increase (decrease) in net assets resulting
     from operations                                     $   (7,715,806)  $  203,517,487
                                                         --------------   --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.00 and $0.07 per share, respectively)    $            -   $     (589,401)
    Class R ($0.00 and $0.14 per share, respectively)                 -           (6,686)
    Class Y ($0.00 and $0.21 per share, respectively)                 -         (326,752)
Net realized gain:
    Class A ($0.00 and $4.15 per share, respectively)                 -      (48,502,189)
    Class B ($0.00 and $4.15 per share, respectively)                 -       (7,062,359)
    Class C ($0.00 and $4.15 per share, respectively)                 -      (10,936,321)
    Class R ($0.00 and $4.15 per share, respectively)                 -       (2,595,328)
    Class Y ($0.00 and $4.15 per share, respectively)                 -       (6,489,003)
                                                         --------------   --------------
     Total distributions to shareowners                  $            -   $  (76,508,039)
                                                         --------------   --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $  216,611,174   $  320,716,872
Reinvestment of distributions                                         -       65,299,165
Cost of shares repurchased                                 (130,950,339)    (151,467,361)
                                                         --------------   --------------
    Net increase in net assets resulting from
     fund share transactions                             $   85,660,835   $  234,548,676
                                                         --------------   --------------
    Net increase in net assets                           $   77,945,029   $  361,558,124
NET ASSETS:
Beginning of period                                         758,721,733      397,163,609
                                                         --------------   --------------
End of period                                            $  836,666,762   $  758,721,733
                                                         ==============   ==============
Undistributed (distributions in excess of) net
  investment income                                      $    4,615,557   $      (13,267)
                                                         ==============   ==============

32   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   '08 Shares      '08 Amount      '07 Shares      '07 Amount
                                  (unaudited)     (unaudited)
CLASS A
Shares sold                         4,163,107    $ 151,229,752      6,148,223    $ 226,935,583
Reinvestment of distributions               -                -      1,156,767       42,258,432
Less shares repurchased            (2,481,284)     (87,838,440)    (2,587,913)     (91,520,848)
                                   ----------    -------------     ----------    -------------
    Net increase                    1,681,823    $  63,391,312      4,717,077    $ 177,673,167
                                   ==========    =============     ==========    =============
CLASS B
Shares sold                           244,839    $   7,908,366        645,008    $  21,438,992
Reinvestment of distributions               -                -        193,529        6,263,342
Less shares repurchased              (480,171)     (15,088,233)      (775,735)     (24,046,265)
                                   ----------    -------------     ----------    -------------
    Net increase (decrease)          (235,332)   $  (7,179,867)        62,802    $   3,656,069
                                   ==========    =============     ==========    =============
CLASS C
Shares sold                           557,651    $  17,809,000      1,053,493    $  34,208,147
Reinvestment of distributions               -                -        277,734        8,973,733
Less shares repurchased              (434,806)     (13,638,441)      (670,408)     (20,868,493)
                                   ----------    -------------     ----------    -------------
    Net increase                      122,845    $   4,170,559        660,819    $  22,313,387
                                   ==========    =============     ==========    =============
CLASS R
Shares sold                           859,624    $  30,273,694        677,073    $  25,369,925
Reinvestment of distributions               -                -         65,804        2,346,661
Less shares repurchased              (206,042)      (7,133,125)       (77,756)      (2,957,149)
                                   ----------    -------------     ----------    -------------
    Net increase                      653,582    $  23,140,569        665,121    $  24,759,437
                                   ==========    =============     ==========    =============
CLASS Y
Shares sold                           243,587    $   9,390,362        360,067    $  12,764,225
Reinvestment of distributions               -                -        140,307        5,456,997
Less shares repurchased              (184,709)      (7,252,100)      (312,820)     (12,074,606)
                                   ----------    -------------     ----------    -------------
    Net increase                       58,878    $   2,138,262        187,554    $   6,146,616
                                   ==========    =============     ==========    =============

The accompanying notes are an integral part of these financial statements.   33

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Six Months
                                                                  Ended          Year
                                                                 5/31/08         Ended
                                                               (unaudited)     11/30/07
CLASS A
Net asset value, beginning of period                           $  38.29        $  29.06
                                                               --------        --------
Increase (decrease) from investment operations:
 Net investment income                                         $   0.23        $   0.05
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                   (0.63)          13.40
                                                               --------        --------
  Net increase (decrease) from investment operations           $  (0.40)       $  13.45
                                                               --------        --------
Distributions to shareowners:
 Net investment income                                         $      -        $  (0.07)
 Net realized gain                                                    -           (4.15)
                                                               --------        --------
 Total distributions                                           $      -        $  (4.22)
                                                               --------        --------
 Redemption fee                                                $      -        $      -
                                                               --------        --------
Net increase (decrease) in net asset value                     $  (0.40)       $   9.23
                                                               --------        --------
Net asset value, end of period                                 $  37.89        $  38.29
                                                               ========        ========
Total return*                                                     (1.05)%         47.03%
Ratio of net expenses to average net assets+                       1.79%**         1.79%
Ratio of net investment income to average net assets+              1.35%**         0.17%
Portfolio turnover rate                                              53%**           45%
Net assets, end of period (in thousands)                       $555,512        $497,008
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                      1.79%**         1.79%
 Net investment income                                             1.35%**         0.17%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                      1.79%**         1.78%
 Net investment income                                             1.35%**         0.18%

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  Year          Year         Year         Year
                                                                 Ended         Ended         Ended       Ended
                                                                11/30/06      11/30/05     11/30/04     11/30/03
CLASS A
Net asset value, beginning of period                          $   23.64     $  17.88       $  14.47    $  10.11
                                                              ---------     ---------      --------    --------
Increase (decrease) from investment operations:
 Net investment income                                        $   0.15      $   0.19       $   0.10    $   0.07
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                   8.45          6.22           3.35        4.29
                                                              ---------     ---------      --------    --------
  Net increase (decrease) from investment operations          $   8.60      $   6.41       $   3.45    $   4.36
                                                              ---------     ---------      --------    --------
Distributions to shareowners:
 Net investment income                                        $  (0.11)     $      -       $  (0.04)   $      -
 Net realized gain                                               (3.07)        (0.65)             -           -
                                                              ---------     ---------      --------    --------
 Total distributions                                          $  (3.18)     $  (0.65)      $  (0.04)   $      -
                                                              ---------     ---------      --------    --------
 Redemption fee                                               $      -(a)   $      -(a)    $      -    $      -
                                                              ---------     ---------      --------    --------
Net increase (decrease) in net asset value                    $   5.42      $   5.76       $   3.41    $   4.36
                                                              ---------     ---------      --------    --------
Net asset value, end of period                                $  29.06      $  23.64       $  17.88    $  14.47
                                                              =========     =========      ========    ========
Total return*                                                    36.84%        35.82%         23.86%      43.13%
Ratio of net expenses to average net assets+                      1.90%         2.15%          2.17%       2.65%
Ratio of net investment income to average net assets+             0.49%         0.87%          0.61%       0.51%
Portfolio turnover rate                                             42%           69%            69%         88%
Net assets, end of period (in thousands)                      $240,097      $154,442       $146,503    $121,974
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                     1.90%         2.23%          2.24%       2.65%
 Net investment income                                            0.49%         0.79%          0.54%       0.51%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                     1.89%         2.15%          2.17%       2.64%
 Net investment income                                            0.50%         0.87%          0.61%       0.52%

(a) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

34   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                 Six Months
                                                                    Ended         Year          Year
                                                                   5/31/08        Ended        Ended
                                                                 (unaudited)    11/30/07      11/30/06
CLASS B
Net asset value, beginning of period                              $ 33.84       $ 26.19      $ 21.62
                                                                  -------       -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                              $  0.06       $ (0.19)     $ (0.09)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                     (0.56)        11.99         7.73
                                                                  -------       -------      -------
  Net increase from investment operations                         $ (0.50)      $ 11.80      $  7.64
                                                                  -------       -------      -------
Distributions to shareowners:
 Net investment income                                            $     -       $     -      $     -(a)
 Net realized gain                                                      -         (4.15)       (3.07)
                                                                  -------       -------      -------
 Total distributions                                              $     -       $ (4.15)     $ (3.07)
                                                                  -------       -------      -------
 Redemption fee                                                   $     -       $     -      $     -(a)
                                                                  -------       -------      -------
Net increase (decrease) in net asset value                        $ (0.50)      $  7.65      $  4.57
                                                                  -------       -------      -------
Net asset value, end of period                                    $ 33.34       $ 33.84      $ 26.19
                                                                  =======       =======      =======
Total return*                                                       (1.48)%       45.78%       35.72%
Ratio of net expenses to average net assets+                         2.65%**       2.65%        2.74%
Ratio of net investment income (loss) to average net assets+         0.36%**      (0.67)%      (0.34)%
Portfolio turnover rate                                                53%**         45%          42%
Net assets, end of period (in thousands)                          $55,750       $64,562      $48,312
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        2.65%**       2.65%        2.74%
 Net investment income (loss)                                        0.36%**      (0.67)%      (0.34)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        2.65%**       2.63%        2.71%
 Net investment income (loss)                                        0.36%**      (0.65)%      (0.31)%

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Year           Year         Year
                                                                     Ended           Ended       Ended
                                                                    11/30/05       11/30/04     11/30/03
CLASS B
Net asset value, beginning of period                               $  16.52        $ 13.46      $  9.47
                                                                   --------        -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                               $  (0.00)(a)    $ (0.01)     $ (0.08)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                        5.75           3.07         4.07
                                                                   --------        -------      -------
  Net increase from investment operations                          $   5.75        $  3.06      $  3.99
                                                                   --------        -------      -------
Distributions to shareowners:
 Net investment income                                             $      -        $     -      $     -
 Net realized gain                                                    (0.65)             -            -
                                                                   --------        -------      -------
 Total distributions                                               $  (0.65)       $     -      $     -
                                                                   --------        -------      -------
 Redemption fee                                                    $      -(a)     $     -      $     -
                                                                   --------        -------      -------
Net increase (decrease) in net asset value                         $   5.10        $  3.06      $  3.99
                                                                   --------        -------      -------
Net asset value, end of period                                     $  21.62        $ 16.52      $ 13.46
                                                                   ========        =======      =======
Total return*                                                         34.78%         22.73%       42.13%
Ratio of net expenses to average net assets+                           2.94%          2.89%        3.37%
Ratio of net investment income (loss) to average net assets+           0.04%         (0.10)%      (0.26)%
Portfolio turnover rate                                                  69%            69%          88%
Net assets, end of period (in thousands)                           $ 43,085        $36,352      $38,615
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                          2.96%          2.95%        3.37%
 Net investment income (loss)                                          0.02%         (0.16)%      (0.26)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                          2.94%          2.89%        3.37%
 Net investment income (loss)                                          0.04%         (0.10)%      (0.26)%

(a) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   35

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   Six Months
                                                                     Ended          Year
                                                                    5/31/08         Ended
                                                                  (unaudited)     11/30/07
CLASS C
Net asset value, beginning of period                              $  33.78        $ 26.12
                                                                  --------        -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $   0.09        $ (0.16)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                      (0.57)         11.97
                                                                  --------        -------
  Net increase (decrease) from investment operations              $  (0.48)       $ 11.81
                                                                  --------        -------
Distributions to shareowners:
 Net investment income                                            $      -        $     -
 Net realized gain                                                       -          (4.15)
                                                                  --------        -------
 Total distributions                                              $      -        $ (4.15)
                                                                  --------        -------
 Redemption fee                                                   $      -        $     -
                                                                  --------        -------
Net increase (decrease) in net asset value                        $  (0.48)       $  7.66
                                                                  --------        -------
Net asset value, end of period                                    $  33.30        $ 33.78
                                                                  ========        =======
Total return*                                                        (1.42)%        45.94%
Ratio of net expenses to average net assets+                          2.56%**        2.57%
Ratio of net investment income (loss) to average net assets+          0.57%**       (0.59)%
Portfolio turnover rate                                                 53%**          45%
Net assets, end of period (in thousands)                          $102,628        $99,966
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                         2.56%**        2.57%
 Net investment income (loss)                                         0.57%**       (0.59)%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                         2.56%**        2.56%
 Net investment income (loss)                                         0.57%**       (0.58)%

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    Year          Year           Year          Year
                                                                    Ended        Ended          Ended         Ended
                                                                  11/30/06      11/30/05       11/30/04      11/30/03
CLASS C
Net asset value, beginning of period                              $ 21.58      $ 16.47        $  13.39       $  9.42
                                                                  -------      -------        --------       -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $ (0.06)     $  0.02        $   0.00(a)    $ (0.14)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                      7.69         5.74            3.08          4.11
                                                                  -------      -------        --------       -------
  Net increase (decrease) from investment operations              $  7.63      $  5.76        $   3.08       $  3.97
                                                                  -------      -------        --------       -------
Distributions to shareowners:
 Net investment income                                            $ (0.02)     $     -        $      -       $     -
 Net realized gain                                                  (3.07)       (0.65)              -             -
                                                                  -------      -------        --------       -------
 Total distributions                                              $ (3.09)     $ (0.65)       $      -       $     -
                                                                  -------      -------        --------       -------
 Redemption fee                                                   $     -      $     -(a)     $      -       $     -
                                                                  -------      -------        --------       -------
Net increase (decrease) in net asset value                        $  4.54      $  5.11        $   3.08       $  3.97
                                                                  -------      -------        --------       -------
Net asset value, end of period                                    $ 26.12      $ 21.58        $  16.47       $ 13.39
                                                                  -------      -------        --------       -------
Total return*                                                       35.75%       34.94%          23.00%        42.14%
Ratio of net expenses to average net assets+                         2.65%        2.80%           2.78%         3.32%
Ratio of net investment income (loss) to average net assets+        (0.27)%       0.15%          (0.01)%       (0.18)%
Portfolio turnover rate                                                42%          69%             69%           88%
Net assets, end of period (in thousands)                          $60,039      $44,468        $ 36,579       $25,632
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        2.65%        2.82%           2.86%         3.32%
 Net investment income (loss)                                       (0.27)%       0.13%          (0.08)%       (0.18)%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                        2.64%        2.80%           2.78%         3.32%
 Net investment income (loss)                                       (0.26)%       0.15%          (0.01)%       (0.18)%

(a) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

36   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  Six Months
                                                                     Ended         Year
                                                                    5/31/08        Ended
                                                                  (unaudited)    11/30/07
CLASS R
Net asset value, beginning of period                               $ 37.32       $ 28.52
                                                                   -------       -------
Increase (decrease) from investment operations:
 Net investment income                                             $  0.18       $  0.10
 Net realized and unrealized gain on investments and foreign
  currency transactions                                              (0.63)        12.99
                                                                   -------       -------
  Net increase (loss) from investment operations                   $ (0.45)      $ 13.09
                                                                   -------       -------
Distributions to shareowners:
 Net investment income                                             $     -       $ (0.14)
 Net realized gain                                                       -         (4.15)
                                                                   -------       -------
 Total distributions                                               $     -       $ (4.29)
                                                                   -------       -------
 Redemption fee                                                    $     -       $     -
                                                                   -------       -------
Net increase (decrease) in net asset value                         $ (0.45)      $  8.80
                                                                   -------       -------
Net asset value, end of period                                     $ 36.87       $ 37.32
                                                                   =======       =======
Total return*                                                        (1.21)%       46.75%
Ratio of net expenses to average net assets+                          2.09%**       2.06%
Ratio of net investment income (loss) to average net assets+          1.30%**      (0.26)%
Portfolio turnover rate                                                 53%**         45%
Net assets, end of period (in thousands)                           $50,091       $26,316
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                         2.09%**       2.06%
 Net investment income (loss)                                         1.30%        (0.26)%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                         2.09%**       2.06%
 Net investment income (loss)                                         1.30%**      (0.26)%

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     Year        Year       Year      4/1/03 (a)
                                                                    Ended        Ended      Ended         to
                                                                   11/30/06    11/30/05   11/30/04     11/30/03
CLASS R
Net asset value, beginning of period                              $ 23.37      $ 17.72    $ 14.51     $  9.57
                                                                  -------      -------    -------     -------
Increase (decrease) from investment operations:
 Net investment income                                            $  0.10      $  0.12    $  0.11     $  0.02
 Net realized and unrealized gain on investments and foreign
  currency transactions                                              8.26         6.18       3.25        4.93
                                                                  -------      -------    -------     -------
  Net increase (loss) from investment operations                  $  8.36      $  6.30    $  3.36     $  4.95
                                                                  -------      -------    -------     -------
Distributions to shareowners:
 Net investment income                                            $ (0.14)     $     -    $ (0.15)    $ (0.01)
 Net realized gain                                                  (3.07)       (0.65)         -           -
                                                                  -------      -------    -------     -------
 Total distributions                                              $ (3.21)     $ (0.65)   $ (0.15)    $ (0.01)
                                                                  -------      -------    -------     -------
 Redemption fee                                                   $     -(b)   $     -    $     -     $     -
                                                                  -------      -------    -------     -------
Net increase (decrease) in net asset value                        $  5.15      $  6.30    $  3.21     $  4.94
                                                                  -------      -------    -------     -------
Net asset value, end of period                                    $ 28.52      $ 23.37    $ 17.72     $ 14.51
                                                                  =======      =======    =======     =======
Total return*                                                       36.30%       35.53%     23.35%      51.74%
Ratio of net expenses to average net assets+                         2.52%        2.37%      2.61%       2.13%**
Ratio of net investment income (loss) to average net assets+        (0.21)%       5.30%      0.13%       0.56%**
Portfolio turnover rate                                                42%          69%        69%         88%
Net assets, end of period (in thousands)                          $ 1,142      $   135    $    59     $     2
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        2.26%        2.58%      2.70%       2.13%**
 Net investment income (loss)                                       (0.06)%       0.32%      0.04%       0.56%**
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                        2.51%        2.37%      2.61%       2.13%**
 Net investment income (loss)                                       (0.45)%       0.53%      0.13%       0.56%**

(a) Class R shares were first publicly offered on April 1, 2003.
(b) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   37

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  Six Months
                                                                     Ended         Year
                                                                    5/31/08       Ended
                                                                  (unaudited)    11/30/07
CLASS Y
Net asset value, beginning of period                               $ 41.10       $ 30.95
                                                                   -------       -------
Increase (decrease) from investment operations:
 Net investment income                                             $  0.34       $  0.25
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                      (0.68)        14.25
                                                                   -------       -------
  Net increase (decrease) from investment operations               $ (0.34)      $ 14.50
                                                                   -------       -------
Distributions to shareowners:
 Net investment income                                             $     -       $ (0.20)
 Net realized gain                                                       -         (4.15)
                                                                   -------       -------
 Total distributions                                               $     -       $ (4.35)
                                                                   -------       -------
 Redemption fee                                                    $     -       $     -
                                                                   -------       -------
Net increase (decrease) in net asset value                         $ (0.34)      $ 10.15
                                                                   -------       -------
Net asset value, end of period                                     $ 40.76       $ 41.10
                                                                   =======       =======
Total return*                                                        (0.83)%       47.75%
Ratio of net expenses to average net assets+                          1.34%**       1.32%
Ratio of net investment income to average net assets+                 1.80%**       0.68%
Portfolio turnover rate                                                 53%**         45%
Net assets, end of period (in thousands)                           $72,685       $70,870
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                         1.34%**       1.32%
 Net investment income                                                1.80%**       0.68%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                         1.34%**       1.32%
 Net investment income                                                1.80%**       0.68%

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     Year          Year         Year        Year
                                                                    Ended         Ended        Ended       Ended
                                                                   11/30/06      11/30/05     11/30/04    11/30/03
CLASS Y
Net asset value, beginning of period                              $ 25.04       $ 18.78       $ 15.19     $ 10.51
                                                                  -------       -------       -------     -------
Increase (decrease) from investment operations:
 Net investment income                                            $  0.34       $  0.16       $  0.28     $  0.19
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                      8.92          6.75          3.47        4.50
                                                                  -------       -------       -------     -------
  Net increase (decrease) from investment operations              $  9.26       $  6.91       $  3.75     $  4.69
                                                                  -------       -------       -------     -------
Distributions to shareowners:
 Net investment income                                            $ (0.28)      $     -       $ (0.16)    $ (0.01)
 Net realized gain                                                  (3.07)        (0.65)            -           -
                                                                  -------       -------       -------     -------
 Total distributions                                              $ (3.35)      $ (0.65)      $ (0.16)    $ (0.01)
                                                                  -------       -------       -------     -------
 Redemption fee                                                   $     -(a)          -(a)    $     -     $     -
                                                                  -------       -------       -------     -------
Net increase (decrease) in net asset value                        $  5.91       $  6.26       $  3.59     $  4.68
                                                                  -------       -------       -------     -------
Net asset value, end of period                                    $ 30.95       $ 25.04       $ 18.78     $ 15.19
                                                                  =======       =======       =======     =======
Total return*                                                       37.60%        36.77%        24.86%      44.63%
Ratio of net expenses to average net assets+                         1.33%         1.40%         1.30%       1.60%
Ratio of net investment income to average net assets+                1.02%         1.66%         1.46%       1.52%
Portfolio turnover rate                                                42%           69%           69%         88%
Net assets, end of period (in thousands)                          $47,573       $23,273       $54,440     $59,444
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        1.33%         1.40%         1.37%       1.60%
 Net investment income                                               1.02%         1.66%         1.39%       1.52%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                        1.33%         1.40%         1.30%       1.60%
 Net investment income                                               1.02%         1.66%         1.46%       1.52%

(a) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

38   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/08 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies
Pioneer Emerging Markets Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R, and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the rates of transfer agent and distribution expenses may differ among classes. Class A, Class B, Class C and Class R shareowners have exclusive voting rights with respect to the distribution plan for each class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

The Fund's investments in emerging markets or countries with limited or developing markets may subject the Fund to a greater degree of risk than in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Fund's investments and income generated by these investments, as well as the Fund's ability to repatriate such amounts. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued using the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued using the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that the use of daily fair valuations as provided by a pricing service is appropriate for the Fund. The Fund may also take into consideration other significant events in determining the fair value of these securities. Thus, the Fund's securities valuations may differ from prices reported by the various local exchanges and markets. At May 31, 2008, there were no securities fair valued. Temporary cash investments are valued at cost which approximates market value.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income are recorded on the accrual basis net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Forward Foreign Currency Contracts

     The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).

D.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     In addition to the requirements of the Internal Revenue Code, the Fund may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

     countries. During the six months ended May 31, 2008, the Fund paid no such taxes.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     The Fund has elected to defer approximately $15,420 of currency losses recognized between November 1, 2007 and November 30, 2007 to its fiscal year ending November 30, 2008.

     The tax character of current year distributions will be determined at the end of the fiscal year. The tax character of distributions paid during the year ended November 30, 2007 was as follows:

--------------------------------------------------------------------------------
                                    2007
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income              $ 3,041,924
  Long-term capital gain        73,466,115
                               -----------
    Total                      $76,508,039
                               ===========
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at November 30, 2007:

--------------------------------------------------------------------------------
                                                    2007
--------------------------------------------------------------------------------
  Undistributed ordinary income                $          -
  Undistributed long-term gain                    7,978,064
  Capital loss carryforward limited
   from merger                                     (921,161)
  Current year Post October currency loss           (15,420)
  Unrealized appreciation                       269,425,748
                                               ------------
    Total                                      $276,467,231
                                               ============
--------------------------------------------------------------------------------

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the mark to market on forward currency contracts.

E.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit (UniCredit), earned $176,575 in underwriting commissions on the sale of Class A shares during the six months ended May 31, 2008.

F.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution expense rates.

G.   Securities Lending

     The Fund lends securities in its portfolio to certain brokers-dealers or other institutional investors. When entering into a loan, the Fund receives collateral and earns income in the form of negotiated lenders' fees. The fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

     term of the loan will be for the account of the Fund. The loans are secured by collateral which is required to be at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in cash equivalent investments.

H.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's Portfolio. Management fees are calculated daily at an annual rate of 1.15% of the Fund's average daily net assets.

PIM has agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.95%, 2.85%, 2.85% and 2.20% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively. Class Y shares do not have an expense limitation. These expense limitations are in effect through April 1, 2011 for Class A shares and through April 30, 2009 for Class B, Class C and Class R shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $53,406 in management fees, administrative costs and certain others services payable to PIM at May 31, 2008.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $159,616 in transfer agent fees payable to PIMSS at May 31, 2008.

4.   Distribution and Service Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Plan, the Fund pays PFD 0.25% of the funds average net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares as compensation for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $17,542 in distribution fees payable to PFD at May 31, 2008.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holdings shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares help by such plans.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. There are no CDSCs for class R shares. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2008, CDSCs in the amount of $44,810 were paid to PFD.

5.   Directed Brokerage and Expense Offset Arrangements

The Fund has entered into directed brokerage arrangements with brokers with whom PIM places trades on behalf of the Fund under which the brokers provide services to the Fund in addition to trade execution. These services may include payments of certain expenses on behalf of the Fund. However, for the six months ended May 31, 2008, the Fund's expenses were not reduced under these arrangements. In addition, the Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended May 31, 2008, the Fund's expenses were reduced by $15,590 under such arrangements.

6.   Forward Foreign Currency Contracts

At May 31, 2008, the Fund had entered into various contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. At May 31, 2008, the Fund had no outstanding portfolio hedges. The Fund's gross forward currency settlement contracts receivable and payable were $1,799,427 and $1,807,518 respectively, resulting in a net receivable of $8,091.

7.   Line of Credit

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participates in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

limits. For the six months ended May 31, 2008, there were no borrowings under this agreement.

8.   New Pronouncements

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. SAFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

ADDITIONAL INFORMATION

Results of Shareholder Meeting

At a special meeting held on May 13, 2008, shareholders of the Fund were asked to consider the proposals described below. A report of the total votes cast by the Fund's shareholders follows:

----------------------------------------------------------------------------------------
                                                                                Broker
                                   For            Withhold        Abstain      Non-Votes
----------------------------------------------------------------------------------------
Proposal 1 - To elect Trustees
John F. Cogan, Jr.           12,655,833.330     294,535.515     17,393.679     0
Daniel K. Kingsbury          12,658,757.546     291,611.299     17,393.679     0
David R. Bock                12,638,111.850     312,256.995     17,393.679     0
Mary K. Bush                 12,612,048.307     338,320.537     17,393.679     0
Benjamin M. Friedman         12,637,446.116     312,599.293     17,717.115     0
Margaret B.W. Graham         12,692,347.331     258,021.514     17,393.679     0
Thomas J. Perna              12,655,530.522     294,838.323     17,393.679     0
Marguerite A. Piret          12,730,158.021     220,210.824     17,393.679     0
Stephen K. West              12,635,468.945     314,899.900     17,393.679     0
John Winthrop                12,655,833.330     294,535.515     17,393.679     0
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                                              Broker
                                    For          Against       Abstain       Non-Votes
----------------------------------------------------------------------------------------
  Proposal 2 - To approve an
  amendment to the Declara-
  tion of Trust                8,911,010.451   638,032.330   238,096.744   3,180,623.000
----------------------------------------------------------------------------------------

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                                                   Broker
                                         For          Against       Abstain       Non-Votes
---------------------------------------------------------------------------------------------
  Proposal 3A - To approve
  changes to the Fund's
  fundamental investment
  policy relating to borrowing     9,217,877.064   325,658.735   243,603.725   3,180,623.000
  Proposal 3B - To approve
  changes to the Fund's
  fundamental investment policy
  relating to underwriting         9,220,807.372   319,202.002   247,130.150   3,180,623.000
  Proposal 3C - To approve
  changes to the Fund's
  fundamental investment
  policy relating to lending       9,221,218.110   335,881.239   230,040.176   3,180,623.000
  Proposal 3D - To approve
  changes to the Fund's
  fundamental investment policy
  relating to senior securities    9,259,127.780   315,808.462   212,203.282   3,180,623.000
  Proposal 3E - To approve
  changes to the Fund's
  fundamental investment
  policy relating to real estate   9,139,237.130   344,953.316   302,949.078   3,180,623.000
  Proposal 3F - To approve
  changes to the Fund's
  fundamental investment policy
  relating to commodities          9,124,252.985   357,235.721   305,650.818   3,180,623.000
  Proposal 3G - To approve
  changes to the Fund's
  fundamental investment policy
  relating to concentration        9,236,791.922   316,833.407   233,514.196   3,180,623.000
  Proposal 3H - To approve
  changes to the Fund's
  fundamental investment policy
  relating to diversification      9,228,872.846   318,928.195   239,338.483   3,180,623.000
  Proposal 3I - To approve
  the conversion of the
  Fund's investment objective
  from fundamental to
  non-fundamental                  8,817,914.042   737,193.678   232,031.803   3,180,623.000
  Proposal 3O - To approve
  changes to the Fund's
  fundamental investment
  policy relating to pledging
  or guaranteeing assets           9,220,332.614   341,478.269   219,566.641   3,186,385.000
---------------------------------------------------------------------------------------------

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                                              Broker
                                    For          Against       Abstain       Non-Votes
---------------------------------------------------------------------------------------------
  Proposal 4 - To approve an
  Amended and Restated
  Management Agreement
  with PIM                    9,239,756.430   332,174.244   215,208.850   3,180,623.000
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                                                 Broker
                                       For          Against       Abstain       Non-Votes
---------------------------------------------------------------------------------------------
Proposal 5 - To approve a
policy allowing the appoint-
ment of unaffiliated sub-
advisers and amendments
to sub-advisory agreements
without shareholder approval      8,910,761.962   657,680.997   218,696.565   3,180,623.000
---------------------------------------------------------------------------------------------

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund. In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

At a meeting held on January 8, 2008, the Trustees considered whether an amended and restated investment advisory agreement for the Fund should be approved for an initial period ending December 31, 2009. The management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement is the same as the management fee provided in the previously approved investment advisory agreement. Based on their evaluation of the information provided by PIM, including the information provided by PIM in connection with the Trustees' most recent approval of the continuation of the previous investment advisory agreement, the Trustees, including the independent Trustees voting separately, unanimously approved the amended and restated investment advisory agreement. Shareholders of the Fund approved the amended and restated investment advisory agreement at a meeting held on May 13, 2008.

In considering the amended and restated investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the amended and restated investment advisory agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that were provided by PIM to the Fund under the previous investment advisory agreement, and that would continue to be provided by PIM

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

to the Fund under the amended and restated investment advisory agreement, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the amended and restated investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provided under the previous investment advisory agreement and that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement, were satisfactory and consistent with the terms of the amended and restated investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the first quintile of its Morningstar category for the one and three year periods ended June 30, 2007 and in the second quintile of its Morningstar category for the five and ten year periods ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------

Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered that the management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement would be the same as the management fee to be paid by the Fund under the previously approved investment advisory agreement. The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the third quintile relative to its Strategic Insight peer group. It was noted that PIM was not managing any accounts with an investment objective and strategies that were similar to the Fund.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM, the investment performance of the Fund and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale.

The Trustees considered that, although the Fund pays a management fee at a fixed rate as a percentage of the Fund's net assets, without any breakpoints, the management fee rate paid by the Fund for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees concluded that, at current and reasonably foreseeable asset levels, breakpoints in the management fee were not currently necessary.

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds and the benefits to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the amended and restated investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the amended and restated investment advisory agreement for the Fund.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                           Officers
John F. Cogan, Jr., Chairman       John F. Cogan, Jr., President
David R. Bock                      Daniel K. Kingsbury, Executive Vice President
Mary K. Bush                       Mark E. Bradley, Treasurer
Benjamin M. Friedman               Dorothy E. Bourassa, Secretary
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site:                                   www.pioneerinvestments.com


This report must be preceded or accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Emerging Markets Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 30, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 30, 2008


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date July 30, 2008

* Print the name and title of each signing officer under his or her signature.